Finance Expense - Summary of Finance Expense and Income (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Interest on:
Financial liabilities at amortised cost and associated derivatives		£ 582	£ 478	£ 567
Finance leases		13	16	15
Derivatives			14	12
Fair value movements on derivatives not in a designated hedge relationship		(3)	1	(2)
Reclassification of cash flow hedge from other comprehensive income		45	34	(1)
Unwinding of discount on provisions		14	15	16
Interest payable on ultimate parent company borrowings		43	18	25
Total finance expense		833	794	842
Interest on available-for-sale investments			5	6
Interest on loans and receivables		34	7	7
Interest income on loans to immediate and ultimate parent company		272	203	219
Total finance income		306	215	232
Net finance expense		527	579	610
Before Specific Items [Member]
Interest on:
Total finance expense		694	576	632
Total finance income		306	215	232
Net finance expense		388	361	400
Specific Items [Member]
Interest on:
Total finance expense	[1]	139	218	210
Net finance expense	[1]	£ 139	£ 218	£ 210

[1]	For a definition of specific items, see page [210]. An analysis of specific items is provided in note 10.